Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstact]
Schedule of Receivables from Broker-Dealers and Clearing Organizations

As of September 30, 2025 and March 31, 2025, receivables from broker-dealers and clearing organizations consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Receivables from broker-dealers and clearing organizations for futures customer accounts	$18,787,261	$9,010,040
Receivables from broker-dealers and clearing organizations for securities customer accounts	1,697,398	251,759
Receivables from broker-dealers and clearing organizations for securities proprietary trading	172,553	2,761,760
	$20,657,212	$12,023,559

Schedule of Revenues from Contracts with Customers	The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:
	For the Six Months Ended September 30,
	2025	2024
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$121,426	$109,127
Commission on futures broking from overseas Exchanges	1,147,617	859,086
	1,269,043	968,213
Trading solution service revenues	260,000	429,215
Other service revenues	146,079	38,534
	$1,675,122	$1,435,962

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	As of
	September 30, 2025	March 31, 2025
HKD exchange rate for balance sheet items, except for equity accounts	7.7809	7.7799
AUD exchange rate for balance sheet items, except for equity accounts	1.5119	1.6036
SGD exchange rate for balance sheet items, except for equity accounts	1.2903	1.3445

	For the Six Months Ended September 30,
	2025	2024
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8119	7.8084
AUD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.5442	1.5051
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.2921	1.3362